TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities
	December 31,
	2025	2024

Carry forward tax losses	$30.9	$38.2
Employee stock based compensation	33.0	29.7
Deferred revenues	3.0	3.1
Tax credits	40.6	37.9
Unrealized loss on marketable securities	-	3.5
Accrued employee costs	13.3	15.7
Other	16.2	19.2

Deferred tax assets before valuation allowance	137.0	147.3
Valuation allowance – mainly in respect to carryforward losses	(1.0)	(5.5)

Deferred tax asset	136.0	141.8

Intangible assets	(24.3)	(29.6)
Deferred commission	(7.2)	(10.4)
Unrealized gain on marketable securities	(2.9)	-
Other	(13.1)	(8.8)

Deferred tax liability	(47.5)	(48.8)

Deferred tax asset, net *)	$88.5	$93.0

*) As of December 31, 2025 and 2024 unrecognized tax benefit in the amounts of $20.2 and $18.3 was presented net from deferred tax asset.

Schedule of Income Before Taxes
	Year ended December 31,
	2025	2024	2023

Domestic	$906.5	$854.9	$901.6
Foreign	38.6	117.2	74.0

	$945.1	$972.1	$975.6

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2025	2024	2023

Domestic taxes:
Current	$(112.6)	$120.5	$140.6
Deferred	(3.6)	(5.9)	(23.0)

	(116.2)	114.6	117.6

Foreign taxes:
Current	11.8	16.4	13.1
Deferred	(7.4)	(4.6)	4.6

	4.4	11.8	17.7

Taxes on income (tax benefit)	$(111.8)	$126.4	$135.3

Schedule of Reconciliation Of Unrecognized Tax Benefits
	December 31,
	2025		2024

Beginning balance		$402.8		$380.4
Settlement and decrease related to tax positions taken during prior years		(162.9)		(67.9)
Increase related to tax positions taken during prior years		17.0		36.4
Increase related to tax positions taken during the current year		59.3		53.9

Ending balance	$	*)316.2	$	*)402.8

*) As of December 31, 2025 and 2024 unrecognized tax benefit in the amounts of $20.2 and $18.3 was presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation
	Year ended December 31,
	2025

Israeli Statutory Corporate Tax Rate	$217.4	23.0%
Foreign tax effects
Other jurisdictions	13.8	1.5%
Foreign tax credits	(17.9)	(1.9)%
Nontaxable or nondeductible items	0.4	0.1%
Special Preferred Technological Enterprise	(170.9)	(18.1)%
Change in unrecognized tax benefits	(127.9)	(13.5)%
Special deduction	(31.1)	(3.3)%
Other adjustments	4.4	0.4%

Total Effective Tax Rate	$(111.8)	(11.8)%
	Year ended December 31,
	2024	2023

Income before taxes as reported in the consolidated statements of income	$972.1	$975.6

Statutory tax rate in Israel	23%	23%

Decrease in taxes resulting from:
Effect of “Technological preferred or Preferred Enterprise” status *)	(11)%	(8)%
Others, net	1%	(1)%

Effective tax rate	13%	14%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.58	$0.66

*) Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.56	$0.65

Schedule Of Income Taxes Paid
Year ended December 31,
2025

Israel	$143.5
Other jurisdictions	13.2

$156.7